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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended 9/30/99

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 28th day of July, 1999.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT           C0225 6763
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                         SEPTEMBER 30, 1999                     DATE 10-25-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITLE OF                                                 SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE CLASS             CUSIP      FAIR MARKET   PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER  (A) SOLE  (B) SHARED  (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TELEDYNE INC
COMMON STOCK                    17415100   759,375      45,000       45,000                          45,000
ARMCO INC
COMMON STOCK                    42170100   1,582,000    226,000      226,000                         226,000
ARMCO INC $2.10 CV PFD
PREF CONVERTIBLE                42170209   1,455,438    36,500       36,500                          36,500
ASSOCIATED GROUP INC-CL B
COMMON STOCK                    45651205   12,445,594   205,500      205,500                         205,500
AVIALL INC
COMMON STOCK                    05366B102  1,793,750    175,000      175,000                         175,000
AXIOHM TRANSACTION SOLUTIONS
COMMON STOCK                    54602107   155,361      174,445      174,445                         174,445
BAKER FENTRESS CO
COMMON STOCK                    57213100   13,222,506   948,700      948,700                         948,700
BERKSHIRE REALTY COMPANY,INC.
COMMON STOCK                    84710102   840,000      70,000       70,000                          70,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                    08520F100  3,749,125    178,000      178,000                         178,000
BIG FLOWER HOLDINGS INC
COMMON STOCK                    89159107   2,689,688    95,000       95,000                          95,000
BURNHAM PAC PPTYS INC
COMMON STOCK                    12232C108  5,334,063    505,000      505,000                         505,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                    129915203  2,278,500    294,000      294,000                         294,000
CENTRIS GROUP INC
COMMON STOCK                    155904105  1,438,938    143,000      143,000                         143,000
CHOCK FULL O NUTS CORP.
COMMON STOCK                    170268106  12,560,625   1,155,000    1,155,000                       1,155,000
THE COLEMAN CO INC
COMMON STOCK                    193559101  8,645,000    910,000      910,000                         910,000
COMMERCIAL FEDERAL CORP
COMMON STOCK                    201647104  1,275,625    65,000       65,000                          65,000
COMSAT CORP
COMMON STOCK                    20564D107  4,271,925    144,200      144,200                         144,200
CONSOLIDATED-TOMOKAL AND CO
COMMON STOCK                    210226106  2,160,000    160,000      160,000                         160,000
CORT BUSINESS SERVICE CORP
COMMON STOCK                    220493100  1,628,000    70,400       70,400                          70,400
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                    225637107  1,627,522    90,105       90,105                          90,105
EASTERN COMPANY
COMMON STOCK                    276317104  2,697,781    164,750      164,750                         164,750
EASTERN UTILITIES ASSOC.
COMMON STOCK                    277173100  3,229,488    108,100      108,100                         108,100
FOAMEX INTL INC
COMMON STOCK                    344123104  350,000      50,000       50,000                          50,000
FRANKLIN SELECT REALTY TRUST
COMMON STOCK                    354638108  325,000      50,000       50,000                          50,000
FRESENIUS MEDICAL HOLDINGS INC
PREF NON CONVERTIBLE            358030203  1,140        60,000       60,000                          60,000
GENESYS TELECOMMUNICATIONS
COMMON STOCK                    371931106  1,480,275    32,400       32,400                          32,400
GRIFFIN LAND & NURSERIES
COMMON STOCK                    398231100  526,569      48,700       48,700                          48,700
HANNAFORD BROS CO
COMMON STOCK                    410550107  3,521,875    50,000       50,000                          50,000
IVAX CORP SUB DEB CONV
CONVERTIBLE BOND                465823AA0  5,255,469    5,425,000    5,425,000                       5,425,000
KANSAS CITY PWR.& LIGHT
COMMON STOCK                    485134100  18,140,625   750,000      750,000                         750,000
LIFE USA HOLDING INC
COMMON STOCK                    531918209  7,940,625    385,000      385,000                         385,000
LIFE TECHNOLOGIES INC
COMMON STOCK                    532177201  7,131,540    173,940      173,940                         173,940
LIFELINE SYSTEM INC
COMMON STOCK                    532192101  3,410,138    236,200      236,200                         236,200
MARSHALL INDUSTRIES
COMMON STOCK                    572393106  952,650      26,100       26,100                          26,100
MAXXIM MEDICAL INC
COMMON STOCK                    57777G105  1,388,375    58,000       58,000                          58,000
MEDIAONE GROUP INC
COMMON STOCK                    58440J104  9,051,406    132,500      132,500                         132,500
MEDIA GENERAL INC CL A
COMMON STOCK                    584404107  7,185,250    140,200      140,200                         140,200
METROTRANS CORP
COMMON STOCK                    592665103  46,150       28,400       28,400                          28,400
MICHAEL FOODS INC (NEW)
COMMON STOCK                    594079105  904,073      34,400       34,400                          34,400
NATIONAL PROCESSING INC
COMMON STOCK                    637229105  2,779,200    308,800      308,800                         308,800
OLSTEN CORP
COMMON STOCK                    681385100  2,244,063    215,000      215,000                         215,000
PANAVISION INC (NEW)
COMMON STOCK                    6.98E+213  593,438      105,500      105,500                         105,500
PENNSYLVANIA ENTERPRISES INC
COMMON STOCK                    708720107  7,934,213    244,600      244,600                         244,600
PILGRIM CAPITAL CORPORATION
COMMON STOCK                    72142Y103  5,312,125    186,800      186,800                         186,800
PIONEER HI BRED INTL INC
COMMON STOCK                    723686101  7,342,188    185,000      185,000                         185,000
PREMARK INTERNATIONAL INC
COMMON STOCK                    740459102  15,150,000   300,000      300,000                         300,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                74050U206  2,528,438    130,500      130,500                         130,500
PRIME RETAIL INC PFD CONV
PREF CONVERTIBLE                741570303  3,763,125    270,000      270,000                         270,000
REPUBLIC N.Y. CORP.
COMMON STOCK                    760719104  13,516,250   220,000      220,000                         220,000
REVLON
COMMON STOCK                    761525500  365,000      20,000       20,000                          20,000
ST. JOE COMPANY
COMMON STOCK                    790148100  2,910,938    135,000      135,000                         135,000
SUPERTEL HOSPITALITY INC
COMMON STOCK                    868524109  3,176,219    247,900      247,900                         247,900
SYBRON CHEMICALS INC
COMMON STOCK                    870903101  5,076,725    332,900      332,900                         332,900
TSI INC MINN
COMMON STOCK                    872876107  512,126      41,700       41,700                          41,700
20TH CENTY INDS CAL(COM NO PAR
COMMON STOCK                    901272203  1,427,938    73,700       73,700                          73,700
VISKASE COMPANIES INC
COMMON STOCK                    92831R102  382,925      115,600      115,600                         115,600
WICOR INC
COMMON STOCK                    929253102  8,718,750    300,000      300,000                         300,000
WMF GROUP LTD
COMMON STOCK                    929289106  68,750       20,000       20,000                          20,000
WORLD FUEL SERVICES CORP
COMMON STOCK                    981475106  487,500      50,000       50,000                          50,000
WYMAN-GORDON CO
COMMON STOCK                    983085101  2,335,938    125,000      125,000                         125,000
                                           ***********
                                TOTAL      240,077,313
